CECL (Details 4) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Other financial assets, Held At Amortized Cost, Allowance for Credit Losses [Roll Forward]
Cash and due from banks, held at amortized cost, Allowance for Credit Loss, Beginning Balance		SFr 6		SFr 6
Interest-bearing deposits with banks, held at amortized cost, Allowance for Credit Loss, Beginning Balance		5		5
Securities purchased under resale agreements and securities borrowing transactions, held at amortized cost, Allowance for Credit Loss, Beginning Balance		(0)		(0)
Brokerage receivables, held at amortized cost, Allowance for Credit Loss, Beginning Balance	SFr 36	1		1
Other assets, held at amortized cost, Allowance for Credit Loss, Beginning Balance	4,447	43		43
Other financial assets, held at amortized cost, Allowance for Credit Loss, Beginning Balance	4,488	55	SFr 52	55	SFr 45
Other financial assets, Current-period provision for expected credit losses	56	4,434	21	4,490	36
Other financial assets, Gross write-offs	(4)	0	(1)	(4)	(9)
Other financial assets, Recovery	0	0	1	0	1
Other financial assets, Net write-offs	(4)	0	0	(4)	(8)
Other financial assets, Foreign currency translation impact and other adjustments, net	(70)	(1)	(3)	(71)	(3)
Cash and due from banks, held at amortized cost, Allowance for Credit Loss, Ending Balance	(0)			(0)
Interest-bearing deposits with banks, held at amortized cost, Allowance for Credit Loss, Ending Balance	(0)			(0)
Securities purchased under resale agreements and securities borrowing transactions, held at amortized cost, Allowance for Credit Loss, Ending Balance	(0)			(0)
Brokerage receivables, held at amortized cost, Allowance for Credit Loss, Ending Balance	4,429	36		4,429
Other assets, held at amortized cost, Allowance for Credit Loss, Ending Balance	41	4,447		41
Other financial assets, held at amortized cost, Allowance for Credit Loss, Ending Balance	4,470	4,488	70	4,470	70
Other financial assets, individually evaluated	4,450	4,449	20	4,450	20
Other financial assets, collectively evaluated	20	39	50	20	50
Archegos Capital Management [Member]
Other financial assets, Held At Amortized Cost, Allowance for Credit Losses [Roll Forward]
Other assets, held at amortized cost, Allowance for Credit Loss, Beginning Balance	4,394
Other financial assets, Current-period provision for expected credit losses	70	4,430		4,500
Other assets, held at amortized cost, Allowance for Credit Loss, Ending Balance		4,394
Bank
Other financial assets, Held At Amortized Cost, Allowance for Credit Losses [Roll Forward]
Cash and due from banks, held at amortized cost, Allowance for Credit Loss, Beginning Balance		1		1
Interest-bearing deposits with banks, held at amortized cost, Allowance for Credit Loss, Beginning Balance		5		5
Securities purchased under resale agreements and securities borrowing transactions, held at amortized cost, Allowance for Credit Loss, Beginning Balance		(0)		(0)
Brokerage receivables, held at amortized cost, Allowance for Credit Loss, Beginning Balance		1		1
Other assets, held at amortized cost, Allowance for Credit Loss, Beginning Balance		41		41
Other financial assets, held at amortized cost, Allowance for Credit Loss, Beginning Balance		SFr 48		48	43
Other financial assets, Current-period provision for expected credit losses				4,494	32
Other financial assets, Gross write-offs				(4)	(9)
Other financial assets, Recovery				0	1
Other financial assets, Net write-offs				(4)	(8)
Other financial assets, Foreign currency translation impact and other adjustments, net				(70)	(4)
Cash and due from banks, held at amortized cost, Allowance for Credit Loss, Ending Balance	(0)			(0)
Interest-bearing deposits with banks, held at amortized cost, Allowance for Credit Loss, Ending Balance	(0)			(0)
Securities purchased under resale agreements and securities borrowing transactions, held at amortized cost, Allowance for Credit Loss, Ending Balance	(0)			(0)
Brokerage receivables, held at amortized cost, Allowance for Credit Loss, Ending Balance	4,429			4,429
Other assets, held at amortized cost, Allowance for Credit Loss, Ending Balance	39			39
Other financial assets, held at amortized cost, Allowance for Credit Loss, Ending Balance	4,468		63	4,468	63
Other financial assets, individually evaluated	4,448		19	4,448	19
Other financial assets, collectively evaluated	SFr 20		SFr 44	20	SFr 44
Bank | Archegos Capital Management [Member]
Other financial assets, Held At Amortized Cost, Allowance for Credit Losses [Roll Forward]
Other financial assets, Current-period provision for expected credit losses				SFr 4,500